Sales revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of sales revenue [Abstract]
Disclosure of disaggregation of revenue from contracts with customers

	Years ended December 31,
Description	2022	2021	2020

Passenger revenue	15,020,757	9,101,576	5,197,272
Other revenues	1,513,582	1,301,090	799,222
Total	16,534,339	10,402,666	5,996,494
Taxes levied
Passenger revenue	(425,812)	(290,532)	(157,665)
Other revenues	(160,460)	(136,405)	(94,703)
Total taxes	(586,272)	(426,937)	(252,368)
Total revenue	15,948,067	9,975,729	5,744,126

Disclosure of revenue by geographical location
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2022	2021	2020

Domestic revenue	13,013,202	8,849,486	4,759,257
Foreign revenue	2,934,865	1,126,243	984,869
Total revenue	15,948,067	9,975,729	5,744,126